INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 26, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2021
Fair value of purchase consideration					$ 339,599
Fair value acquisition	$ 25,000
Short-term liability	$ 50,000			$ 50,000
Description of vesting schedule					The vesting schedule shall be as follows: $50,000 USD shall vest on July 1, 2021, and $100,000 USD, representing the remaining balance, shall be divided into ten equal amounts and will vest on quarterly basis over the next 10 quarters post the initial vesting period of July 1, 2021.
Purchase price recorded value					$ 450,000
Net initial discount on purchase price					110,401
Investments recorded using the cash method					0	$ 35,000
Post acquisition services payment					450,000
Fair value of black scholes model					450,000
Investments in equity securities using the fair value method					0	588,637
Intangible assets, net					$ 34,485	$ 49,005
Membership interest			51.00%
Common Stock Shares Issued			69,771,239		58,785,924	33,075,711
Revenues			$ 1,551,542	$ 239,013	$ 808,902	$ 2,878,161
Undesignated Preferred Stock [Member]
Membership interest			100.00%				100.00%
Revenues					240,965
Net loss					(458,625)
Debt paid							$ 25,000
Balance outstanding					50,000
Shares allocated equally					$ 150,000
Vesting Period					3 years
Class A Convertible Preferred Stocks [Member]
Goodwill and Intangible Asset Impairment			$ 680,772		$ 680,772
Goodwill adjustment			72,600		72,600
Gross intangible assets			72,600		34,485
Amortization			$ 14,520		$ 14,520
Useful Life			5 years		5 years
Purchase consideration price		$ 414,151			$ 450,000
Membership interest							51.00%
Common Stock Shares Issued							168,350
Revenues					348,877
Net loss					581,344
Contributed net loss					$ 284,859
Purchase price consideration		$ 414,151